Deferred tax assets and liabilities (Details 3) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Current tax expense / (benefit)
Current period	₨ 514,847		₨ 525,942	₨ 639,982
Deferred tax expense / (benefit)
Origination and reversal of temporary differences	(331,747)		(179,443)	(49,721)
Total income tax expense / (benefit)	₨ 183,100	$ 2,196	₨ 346,499	₨ 590,261